PGIM QMA International Equity Fund
Schedule of Investments as of January 31, 2021 (unaudited)
Description	Shares	Value
Long-Term Investments 98.9%
Common Stocks 96.6%
Australia 4.5%
Ansell Ltd.	4,556	$127,807
BHP Group Ltd.	25,194	831,279
BHP Group PLC	28,452	778,796
Charter Hall Group, REIT	30,080	311,162
Commonwealth Bank of Australia	1,518	96,572
Fortescue Metals Group Ltd.	90,554	1,496,085
Goodman Group, REIT	101,567	1,362,395
JB Hi-Fi Ltd.	9,657	379,143
Platinum Asset Management Ltd.	241,221	760,353
Rio Tinto Ltd.	3,508	293,632
Rio Tinto PLC	25,628	1,952,983
Stockland, REIT	163,588	553,647
Wesfarmers Ltd.	12,909	536,482
		9,480,336
Belgium 0.5%
Ageas SA/NV	11,540	591,142
Etablissements Franz Colruyt NV	3,686	227,527
Tessenderlo Group SA*	5,574	238,367
		1,057,036
Brazil 2.2%
B3 SA - Brasil Bolsa Balcao	15,000	164,163
Banco do Brasil SA	176,400	1,087,468
Banco Santander Brasil SA, UTS	142,900	1,025,639
Cia de Saneamento do Parana, UTS	54,900	219,142
Petroleo Brasileiro SA	33,100	166,184
Vale SA	32,100	516,871
WEG SA	99,300	1,520,880
		4,700,347
Canada 6.7%
Alimentation Couche-Tard, Inc. (Class B Stock)	36,000	1,097,947
Bank of Montreal	5,400	401,680
Canadian Imperial Bank of Commerce	3,700	315,328
Canadian Natural Resources Ltd.	22,600	510,588
Canadian Pacific Railway Ltd.	5,300	1,780,717
Constellation Software, Inc.	500	609,103
Corus Entertainment, Inc. (Class B Stock)	35,200	130,477
Great-West Lifeco, Inc.	49,300	1,125,756

PGIM QMA International Equity Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Canada (cont’d.)
Home Capital Group, Inc.*	8,400	$198,250
Loblaw Cos. Ltd.	1,600	77,263
Magna International, Inc.	22,700	1,598,719
Manulife Financial Corp.	86,100	1,556,028
Metro, Inc.	1,800	77,814
National Bank of Canada	20,900	1,174,649
North West Co., Inc. (The)	12,500	316,422
Quebecor, Inc. (Class B Stock)	14,700	351,765
Ritchie Bros. Auctioneers, Inc.	1,100	64,955
Royal Bank of Canada	3,200	259,003
Sun Life Financial, Inc.	34,200	1,580,622
TFI International, Inc.	8,300	551,321
Thomson Reuters Corp.	1,600	130,465
Topicus.com, Inc.*	185	696
Toronto-Dominion Bank (The)	2,700	152,995
		14,062,563
Chile 0.2%
Engie Energia Chile SA	336,716	392,766
China 12.2%
Alibaba Group Holding Ltd., ADR*	17,600	4,467,408
Anhui Conch Cement Co. Ltd. (Class H Stock)	143,000	844,476
Baidu, Inc., ADR*	8,200	1,927,164
Bank of Communications Co. Ltd. (Class H Stock)	1,627,000	878,525
Beijing Enterprises Holdings Ltd.	30,000	98,354
Beijing Enterprises Urban Resources Group Ltd.*	600,000	159,854
China Construction Bank Corp. (Class H Stock)	844,000	637,520
China Hongqiao Group Ltd.	265,500	235,067
China Life Insurance Co. Ltd. (Class H Stock)	236,000	498,524
China National Building Material Co. Ltd. (Class H Stock)	72,000	86,133
China Overseas Land & Investment Ltd.	29,000	65,173
China Resources Cement Holdings Ltd.	216,000	238,275
China Resources Power Holdings Co. Ltd.	330,000	349,263
China Shenhua Energy Co. Ltd. (Class H Stock)	570,000	1,055,974
China Tourism Group Duty Free Corp. Ltd. (Class A Stock)	4,100	186,495
China Zheshang Bank Co. Ltd. (Class A Stock)	501,800	306,204
Chlitina Holding Ltd.	30,000	223,174
CITIC Ltd.	510,000	396,849
Hengan International Group Co. Ltd.	150,500	1,077,306
Hunan Valin Steel Co. Ltd. (Class A Stock)	94,000	73,418
Industrial & Commercial Bank of China Ltd. (Class H Stock)	372,000	236,735
Industrial Bank Co. Ltd. (Class A Stock)	82,400	294,926

PGIM QMA International Equity Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
China (cont’d.)
JD.com, Inc., ADR*	7,300	$647,437
Jiangsu Hengli Hydraulic Co. Ltd. (Class A Stock)	18,400	333,823
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. (Class A Stock)	14,700	63,194
Lens Technology Co. Ltd. (Class A Stock)	22,400	115,396
LONGi Green Energy Technology Co. Ltd. (Class A Stock)	10,700	178,325
Luxshare Precision Industry Co. Ltd. (Class A Stock)	14,139	115,880
Metallurgical Corp. of China Ltd. (Class A Stock)	197,400	86,135
Muyuan Foods Co. Ltd. (Class A Stock)	9,000	123,989
NIO, Inc., ADR*	8,900	507,300
Offcn Education Technology Co. Ltd. (Class A Stock)	16,800	103,304
Qudian, Inc., ADR*(a)	230,000	462,300
Sany Heavy Industry Co. Ltd. (Class A Stock)	55,100	344,812
SF Holding Co. Ltd. (Class A Stock)	8,600	131,854
Shaanxi Coal Industry Co. Ltd. (Class A Stock)	218,500	343,583
Shanghai Pudong Development Bank Co. Ltd. (Class A Stock)	67,200	103,719
Shenzhen Inovance Technology Co. Ltd. (Class A Stock)	8,700	128,517
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (Class A Stock)	1,700	118,272
Shenzhou International Group Holdings Ltd.	4,400	86,185
Sinotruk Hong Kong Ltd.	150,000	467,635
Sungrow Power Supply Co. Ltd. (Class A Stock)	23,700	382,541
Sunny Optical Technology Group Co. Ltd.	10,600	278,551
Tencent Holdings Ltd.	35,900	3,161,017
Tianneng Power International Ltd.	286,000	565,633
Times Neighborhood Holdings Ltd.	284,000	258,171
Vipshop Holdings Ltd., ADR*	40,700	1,115,994
Want Want China Holdings Ltd.	264,000	189,631
Wilmar International Ltd.	165,700	657,410
Yum China Holdings, Inc.	3,200	181,472
Zoomlion Heavy Industry Science & Technology Co. Ltd. (Class A Stock)	79,800	153,515
		25,742,412
Denmark 0.8%
AP Moller - Maersk A/S (Class B Stock)	83	171,952
D/S Norden A/S	23,771	424,866
Scandinavian Tobacco Group A/S, 144A	56,090	1,016,249
		1,613,067
Finland 1.3%
Fortum OYJ	39,865	967,536

PGIM QMA International Equity Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Finland (cont’d.)
Neste OYJ	18,559	$1,308,086
Nordea Bank Abp*	60,341	489,451
		2,765,073
France 5.2%
Cie de Saint-Gobain*	28,092	1,396,137
Fnac Darty SA*	10,825	609,812
Gaztransport Et Technigaz SA	9,543	872,986
Klepierre SA, REIT	27,692	668,493
La Francaise des Jeux SAEM, 144A	1,960	84,171
LVMH Moet Hennessy Louis Vuitton SE	316	190,881
Mercialys SA, REIT	22,954	208,489
Metropole Television SA*	7,770	132,187
Orange SA	111,206	1,306,194
Sanofi	19,639	1,845,434
Sartorius Stedim Biotech	3,172	1,325,512
Schneider Electric SE	4,682	686,038
Teleperformance	352	115,260
Television Francaise 1*	49,958	433,844
Trigano SA	4,711	828,139
Verallia SA, 144A	2,541	84,124
Virbac SA*	375	97,567
Vivendi SA	2,560	78,393
		10,963,661
Germany 4.5%
Bayer AG	1,407	84,850
Brenntag AG	15,844	1,242,124
Covestro AG, 144A	1,675	113,981
CropEnergies AG	22,129	336,375
Daimler AG	10,712	752,849
Deutsche Post AG	30,055	1,484,543
Deutsche Telekom AG	26,863	478,598
Deutsche Wohnen SE	23,336	1,156,303
Fresenius Medical Care AG & Co. KGaA	13,059	1,058,937
Fresenius SE & Co. KGaA	23,856	1,058,801
HelloFresh SE*	8,190	695,487
Hornbach Baumarkt AG	2,548	107,597
Hornbach Holding AG & Co. KGaA	6,458	610,547
Vonovia SE	4,190	280,288
Zalando SE, 144A*	1,056	120,984
		9,582,264

PGIM QMA International Equity Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Hong Kong 1.2%
CK Infrastructure Holdings Ltd.	67,500	$359,085
Henderson Land Development Co. Ltd.	21,000	85,658
K Wah International Holdings Ltd.	239,000	112,966
Man Wah Holdings Ltd.	229,600	508,117
Techtronic Industries Co. Ltd.	64,000	962,402
VTech Holdings Ltd.	16,000	128,371
WH Group Ltd., 144A	402,500	326,158
		2,482,757
India 3.2%
Balrampur Chini Mills Ltd.*	233,793	550,055
EID Parry India Ltd.*	22,828	106,799
GAIL India Ltd.	618,731	1,064,353
HCL Technologies Ltd.	95,128	1,191,789
Indiabulls Housing Finance Ltd.	168,418	440,081
Infosys Ltd.	92,672	1,566,071
Power Grid Corp. of India Ltd.	146,206	369,252
UPL Ltd.	13,460	103,571
Wipro Ltd.	230,120	1,313,005
		6,704,976
Ireland 0.0%
Kingspan Group PLC*	1,320	89,546
Israel 0.6%
Check Point Software Technologies Ltd.*	10,400	1,328,496
Italy 0.8%
Assicurazioni Generali SpA	21,278	362,939
Buzzi Unicem SpA	34,827	857,101
De’ Longhi SpA	5,664	203,760
DiaSorin SpA	600	131,685
Sesa SpA*	1,330	156,387
		1,711,872
Japan 13.9%
77 Bank Ltd. (The)	39,400	494,123
Capcom Co. Ltd.	1,500	94,146
Chiba Bank Ltd. (The)	14,000	76,059
Chubu Electric Power Co., Inc.	6,100	74,664
Chugai Pharmaceutical Co. Ltd.	10,800	565,226
EDION Corp.	16,400	160,671

PGIM QMA International Equity Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Fujimi, Inc.	4,800	$196,299
Fujitsu Ltd.	9,400	1,436,323
FULLCAST Holdings Co. Ltd.	6,800	108,014
GungHo Online Entertainment, Inc.*	3,400	84,943
IR Japan Holdings Ltd.	1,900	317,789
ITOCHU Corp.	46,900	1,341,869
Japan Post Insurance Co. Ltd.	60,400	1,184,459
Japan Tobacco, Inc.	64,100	1,271,402
Kansai Electric Power Co., Inc. (The)	8,300	81,181
KDDI Corp.	24,400	715,778
Marubeni Corp.	13,200	87,423
MCJ Co. Ltd.	82,500	788,340
Medipal Holdings Corp.	26,400	539,277
Mitsubishi Estate Co. Ltd.	20,800	328,454
Mitsui & Co. Ltd.	68,400	1,263,453
MonotaRO Co. Ltd.	4,200	210,128
Murata Manufacturing Co. Ltd.	4,500	432,562
Nintendo Co. Ltd.	2,800	1,615,040
Nippon Telegraph & Telephone Corp.	30,668	765,665
Nishi-Nippon Financial Holdings, Inc.	53,000	318,234
Nitori Holdings Co. Ltd.	5,900	1,173,131
Nitto Denko Corp.	1,200	108,964
Nitto Kogyo Corp.	8,400	164,044
Nomura Holdings, Inc.	242,600	1,279,215
Ono Pharmaceutical Co. Ltd.	36,400	1,086,204
Orix JREIT, Inc., REIT	50	83,692
Otsuka Holdings Co. Ltd.	29,100	1,242,861
Relia, Inc.	23,700	323,757
Renesas Electronics Corp.*	106,400	1,212,351
Sekisui House Ltd.	5,800	112,119
Seven & i Holdings Co. Ltd.	6,000	227,096
SG Holdings Co. Ltd.	24,200	620,746
Shimano, Inc.	5,000	1,177,615
Shin-Etsu Chemical Co. Ltd.	500	87,121
Shionogi & Co. Ltd.	18,400	999,460
SoftBank Corp.	23,200	304,702
Sony Corp.	25,200	2,405,376
Sumitomo Realty & Development Co. Ltd.	2,400	72,166
T&D Holdings, Inc.	7,500	86,850
TDK Corp.	1,000	161,383
Tokuyama Corp.	7,100	177,232
Tokyo Electron Ltd.	4,100	1,554,569
Toyota Motor Corp.	2,733	190,211
		29,402,387

PGIM QMA International Equity Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Jordan 0.3%
Hikma Pharmaceuticals PLC	20,865	$684,852
Luxembourg 0.1%
ArcelorMittal SA*	13,020	286,098
Malaysia 0.9%
Comfort Glove Bhd	191,400	148,618
Hartalega Holdings Bhd	108,000	342,946
Public Bank Bhd	616,500	639,445
Top Glove Corp. Bhd	473,300	795,572
		1,926,581
Malta 0.3%
Kindred Group PLC, SDR*	53,749	646,973
Mexico 0.7%
Grupo Mexico SAB de CV (Class B Stock)	80,400	346,992
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	629,500	1,105,824
		1,452,816
Netherlands 2.1%
ASM International NV	2,430	624,247
ASML Holding NV	716	383,456
Koninklijke Ahold Delhaize NV	54,020	1,545,238
NN Group NV	28,449	1,187,513
Royal Dutch Shell PLC (Class A Stock)	32,124	588,788
		4,329,242
New Zealand 0.1%
Fisher & Paykel Healthcare Corp. Ltd.	5,866	146,002
Norway 0.1%
Frontline Ltd.	17,746	103,145
SpareBank 1 Nord Norge	9,800	89,192
		192,337
Pakistan 0.3%
Engro Fertilizers Ltd.	397,359	160,998
Fauji Fertilizer Co. Ltd.	536,500	368,643
		529,641

PGIM QMA International Equity Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Philippines 0.3%
PLDT, Inc.	19,475	$531,901
Poland 0.4%
Asseco Poland SA	15,416	281,973
Polskie Gornictwo Naftowe i Gazownictwo SA	321,461	487,513
		769,486
Qatar 0.3%
Masraf Al Rayan QSC	564,646	680,179
Russia 1.5%
Inter RAO UES PJSC	13,660,000	945,157
LUKOIL PJSC, ADR	3,943	281,029
Mobile TeleSystems PJSC, ADR	18,000	162,000
Sberbank of Russia PJSC	375,429	1,277,404
Surgutneftegas PJSC	1,297,700	574,005
		3,239,595
Saudi Arabia 0.4%
Al Rajhi Bank	9,898	192,559
National Commercial Bank	64,440	739,923
		932,482
Singapore 1.8%
BW LPG Ltd., 144A	152,539	1,001,867
DBS Group Holdings Ltd.	80,000	1,514,434
Oversea-Chinese Banking Corp. Ltd.	163,000	1,261,357
		3,777,658
South Africa 2.4%
African Rainbow Minerals Ltd.	20,833	377,544
Anglo American Platinum Ltd.	14,976	1,496,158
Anglo American PLC	52,720	1,732,613
Impala Platinum Holdings Ltd.	47,172	641,727
Investec PLC	157,732	411,314
Kumba Iron Ore Ltd.	11,229	449,826
		5,109,182
South Korea 4.8%
BNK Financial Group, Inc.*	76,093	373,959

PGIM QMA International Equity Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
South Korea (cont’d.)
DGB Financial Group, Inc.*	36,784	$209,075
Hana Financial Group, Inc.	42,845	1,245,806
Hyundai Mobis Co. Ltd.*	5,218	1,471,307
KB Financial Group, Inc.*	29,982	1,078,690
Kia Motors Corp.	20,719	1,520,990
KT&G Corp.*	2,128	152,417
Kumho Petrochemical Co. Ltd.*	2,124	469,829
LG Electronics, Inc.	4,422	604,374
LG Innotek Co. Ltd.	3,253	580,247
Samsung Electronics Co. Ltd.	22,822	1,667,053
Shinhan Financial Group Co. Ltd.*	26,390	721,972
		10,095,719
Spain 0.6%
Endesa SA	3,744	95,695
Faes Farma SA	29,240	130,623
Naturgy Energy Group SA	3,911	101,101
Pharma Mar SA	7,585	963,815
		1,291,234
Sweden 2.5%
Atlas Copco AB (Class B Stock)	3,502	163,963
Epiroc AB (Class A Stock)	35,938	689,294
Evolution Gaming Group AB, 144A	16,090	1,570,326
Husqvarna AB (Class B Stock)	77,440	959,583
Investor AB (Class B Stock)	3,651	268,304
Swedbank AB (Class A Stock)*	66,058	1,243,388
Volvo AB (Class B Stock)*	11,832	291,712
		5,186,570
Switzerland 6.8%
ABB Ltd.	44,453	1,308,359
ALSO Holding AG*	1,126	301,945
Chocoladefabriken Lindt & Spruengli AG	1	93,012
Credit Suisse Group AG*	109,299	1,436,447
Geberit AG	1,494	912,317
Kuehne + Nagel International AG	414	94,108
LafargeHolcim Ltd.*	13,568	733,529
Logitech International SA	11,861	1,238,291
Nestle SA	14,337	1,608,010
Novartis AG	32,514	2,937,129
Roche Holding AG	5,043	1,737,042

PGIM QMA International Equity Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Switzerland (cont’d.)
STMicroelectronics NV	9,158	$368,717
UBS Group AG	111,696	1,607,660
		14,376,566
Taiwan 4.6%
Asustek Computer, Inc.	9,000	91,874
China General Plastics Corp.	160,000	131,385
Fubon Financial Holding Co. Ltd.	328,000	533,107
Grand Pacific Petrochemical*	184,000	137,427
Hon Hai Precision Industry Co. Ltd.	370,000	1,469,853
Huaku Development Co. Ltd.	42,000	129,274
International Games System Co. Ltd.	23,000	638,522
King’s Town Bank Co. Ltd.	72,000	97,460
Lite-On Technology Corp.	554,000	1,085,888
MediaTek, Inc.	16,000	499,853
Quanta Computer, Inc.	75,000	216,098
Taiwan Semiconductor Manufacturing Co. Ltd.	202,000	4,208,879
TCI Co. Ltd.	23,000	167,093
United Microelectronics Corp.	208,000	369,857
		9,776,570
Thailand 0.6%
Charoen Pokphand Foods PCL	88,000	79,993
Delta Electronics Thailand PCL	21,200	373,316
Prima Marine PCL	3,090,000	774,224
		1,227,533
Turkey 0.9%
Anadolu Efes Biracilik Ve Malt Sanayii A/S	42,630	144,533
Coca-Cola Icecek A/S*	107,736	1,086,279
Enerjisa Enerji A/S, 144A	416,363	673,081
		1,903,893
United Kingdom 5.1%
3i Group PLC	7,560	114,863
888 Holdings PLC	39,780	164,916
Ashtead Group PLC	3,549	178,881
Aviva PLC	188,508	862,727
British American Tobacco PLC	48,942	1,781,076
BT Group PLC*	308,636	529,845
Computacenter PLC	7,686	248,180

PGIM QMA International Equity Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
United Kingdom (cont’d.)
Dixons Carphone PLC*	54,440	$81,657
Experian PLC	22,042	771,191
GlaxoSmithKline PLC	94,512	1,751,771
Imperial Brands PLC	51,201	1,029,471
JD Sports Fashion PLC*	9,609	98,066
Kingfisher PLC*	19,000	72,050
M&G PLC	53,783	129,340
Persimmon PLC	4,520	157,514
Tate & Lyle PLC	52,594	496,246
Unilever PLC	22,653	1,318,740
Vodafone Group PLC	597,006	1,022,592
		10,809,126
United States 0.9%
Ferguson PLC	13,825	1,609,201
Stellantis NV*	17,144	260,355
		1,869,556

Total Common Stocks (cost $163,293,369)		203,851,351
Exchange-Traded Fund 1.9%
United States
iShares MSCI EAFE ETF (cost $3,421,212)	54,544	3,948,440
Preferred Stocks 0.4%
Brazil 0.2%
Cia Paranaense de Energia (PRFC B)	23,200	277,056
Petroleo Brasileiro SA (PRFC)	16,800	82,290
		359,346
South Korea 0.2%
Samsung Electronics Co. Ltd. (PRFC)	6,811	443,944

Total Preferred Stocks (cost $468,354)		803,290

Total Long-Term Investments (cost $167,182,935)		208,603,081

PGIM QMA International Equity Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description		Shares	Value

Short-Term Investments 0.9%
Affiliated Mutual Funds 0.8%
PGIM Core Ultra Short Bond Fund(wa)	1,182,933	$1,182,933
PGIM Institutional Money Market Fund (cost $473,090; includes $473,055 of cash collateral for securities on loan)(b)(wa)	473,280	473,090

Total Affiliated Mutual Funds (cost $1,656,023)			1,656,023

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) 0.1%
U.S. Treasury Bills (cost $299,972)	0.075%	03/18/21	300	299,982

Total Short-Term Investments (cost $1,955,995)				1,956,005

TOTAL INVESTMENTS 99.8% (cost $169,138,930)				210,559,086
Other assets in excess of liabilities(z) 0.2%				424,358

Net Assets 100.0%				$210,983,444

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
EAFE—Europe, Australasia, Far East
ETF—Exchange-Traded Fund
MSCI—Morgan Stanley Capital International
PJSC—Public Joint-Stock Company
PRFC—Preference Shares
SDR—Sweden Depositary Receipt
UTS—Unit Trust Security

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $442,200; cash collateral of $473,055 (included in liabilities) was received with which the Series purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Series may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

PGIM QMA International Equity Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
(n)	Rate shown reflects yield to maturity at purchased date.
(wa)	PGIM Investments LLC, the manager of the Series, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at January 31, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
4	Mini MSCI EAFE Index	Mar. 2021	$423,100	$(16,870)
29	Mini MSCI Emerging Markets Index	Mar. 2021	1,922,845	(45,061)
				$(61,931)
Other information regarding the Series is available in the Series’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).